Possible Impact of New and Amendments to Standards Issued But Not Yet Effective For The Annual Accounting Period Ended December 31, 2019	12 Months Ended
Dec. 31, 2019
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Possible Impact of New and Amendments to Standards Issued But Not Yet Effective For The Annual Accounting Period Ended December 31, 2019
43.	POSSIBLE IMPACT OF NEW AND AMENDMENTS TO STANDARDS ISSUED BUT NOT YET EFFECTIVE FOR THE ANNUAL ACCOUNTING PERIOD ENDED DECEMBER 31, 2019
Up to the date of issue of these consolidated financial statements, the IASB has issued the following new and amendments to standards which are not yet effective and not early adopted for the annual accounting period ended December 31, 2019:

Effective for accounting period beginning on or after
Amendments to IFRS 3, “Definition of a Business”	January 1, 2020
Amendments to IAS 1 and IAS 8, “Definition of Material”	January 1, 2020
Amendments to IFRS 9, IAS 39 and IFRS 7, “Interest Rate Benchmark Reform”	January 1, 2020
IFRS 17, “Insurance Contracts”	January 1, 2021
Amendments to IAS 1 “Classification of Liabilities as Current or Non-current”	January 1, 2022
Amendments to IFRS 10 and IAS 28, “Sale or Contribution of Assets between an Investor and its Associate or Joint Venture”	To be determined
In addition to the above new and amendments to standards, a revised Conceptual Framework for Financial Reporting was issued in 2018. Its consequential amendments, the Amendments to References to the Conceptual Framework in IFRS Standards, will be effective for annual periods beginning on or after January 1, 2020.
The Group is in the process of making an assessment of the impact that will result from adopting the new and amendments to standards issued by the IASB which are not yet effective for the accounting period ended on December 31, 2019. So far the Group believes that the adoption of these new and amendments to standards is unlikely to have a significant impact on its financial position and the results of operations.